As filed with the Securities and Exchange Commission on July 16, 2012
Registration No. 2-80808
SEC File No. 811-3616
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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933  [X]
Pre-Effective Amendment No. ____
Post-Effective Amendment No. 44  [X]
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  [X]
Amendment No. 46

Madison Mosaic Income Trust
(Exact Name of Registrant as Specified in Charter)

550 Science Drive
Madison, Wisconsin 53711

Registrant’s Telephone Number: (800) 368-3195

Pamela M. Krill
Madison Investment Advisors, LLC
General Counsel and Chief Legal Officer
550 Science Drive
Madison, Wisconsin 53711
(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):
[X] immediately upon filing pursuant to paragraph (b)
[   ] on (date) pursuant to paragraph (b)
[   ] 60 days after filing pursuant to paragraph (a)(1)
[   ] on (date) pursuant to paragraph (a)(1)
[   ] 75 days after filing pursuant to paragraph (a)(2)
[   ] on (date) pursuant to paragraph (a)(2) of Rule 485.
If appropriate, check the following box:

[   ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
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SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Madison, State of Wisconsin, on the 16th day of July, 2012.

Madison Mosaic Income Trust

By:	/s/ Katherine L. Frank
Katherine L. Frank
President

Pursuant to the requirements of the Securities Act, this registration statement has been signed below by the following persons in the capacities and on the date(s) indicated.

Signatures	Title	Date

/s/Katherine L. Frank	President and Trustee (Principal	July 16, 2012
Katherine L. Frank	Executive Officer)

/s/Greg Hoppe	Treasurer (Principal Financial	July 16, 2012
Greg Hoppe	Officer)

*	Trustee	July 16, 2012
Frank E. Burgess

*	Trustee	July 16, 2012
Lorence D. Wheeler

*	Trustee	July 16, 2012
James R. Imhoff, Jr.

*	Trustee	July 16, 2012
Philip E. Blake

*By:	/s/ Pamela M. Krill
Pamela M. Krill

*Pursuant to Power of Attorney (see Exhibit (q) to this Registration Statement)

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase